Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
BVG 2020 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate		1.25%
SAPS S3 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate		1.25%
Switzerland | BVG 2020 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[1]	21.7	21.7
Life expectancy rate at age 65, Female	[1]	23.5	23.4
Switzerland | BVG 2020 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[1]	23.4	23.3
Life expectancy rate at age 65, Female	[1]	25.1	25.0
UK | SAPS S3 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[2]	23.5	23.5
Life expectancy rate at age 65, Female	[2]	25.1	25.0
UK | SAPS S3 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[2]	24.8	24.7
Life expectancy rate at age 65, Female	[2]	26.5	26.4
US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[3]	20.7	20.6
Life expectancy rate at age 65, Female	[3]	22.6	22.5
US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[3]	21.9	21.8
Life expectancy rate at age 65, Female	[3]	23.7	23.7
Bank | SAPS S3 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate		1.25%
Bank | UK | SAPS S3 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[4]	23.5	23.5
Life expectancy rate at age 65, Female	[4]	25.1	25.0
Bank | UK | SAPS S3 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[4]	24.8	24.7
Life expectancy rate at age 65, Female	[4]	26.5	26.4
Bank | US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[5]	20.7	20.6
Life expectancy rate at age 65, Female	[5]	22.6	22.5
Bank | US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	[5]	21.9	21.8
Life expectancy rate at age 65, Female	[5]	23.7	23.7

[1]	The BVG 2020 tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
[2]	102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
[3]	The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
[4]	102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included CMI projections, with a long-term rate of improvement of 1.25% per annum.
[5]	The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.